Noncontrolling Interests (Details) - USD ($)		1 Months Ended
	Jan. 31, 2021	Jan. 29, 2021	Dec. 22, 2020	Dec. 31, 2019	Jun. 27, 2018	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2018
Noncontrolling Interest [Abstract]
Held equity interest			$ 0.80			$ 1,041,648	$ 1,268,716	$ 0.70
Purchased the remaining equity interest			0.20		$ 0.30
Cash consideration			436,550		585,889
Carrying amount of the noncontrolling interests		$ 446,636			91,533
Purchase consideration and carryinng value		$ 10,080			$ 494,356
Noncontrolling interest, description	JAJI China, a 60% owned subsidiary of CLPS, entered into an agreement with CareerWin to purchase CareerWin’s 30% equity interest in JAJI HR. JAJI China owned 70% of JAJI HR before January 2021, so after the transaction, JAJI China owned 100% of JAJI HR. The purchase consideration was $18,995. The carrying amount of the noncontrolling interests was $12,189. The transaction was accounted for as an equity transaction and the difference of $6,806 between the purchase consideration and the carrying value of the noncontrolling interest of JAJI HR was recorded in the additional paid-in capital on the consolidated balance sheets.			CLPS Shanghai held a 70% equity interest of CLPS Shenzhen and an 80% equity interest of CLPS Hong Kong, which held the remaining 30% equity interest of CLPS Shenzhen. On December 9, 2019, Qiner acquired the remaining 20% equity interest of CLPS Hong Kong from the noncontrolling shareholder with the consideration of the Company’s 100,000 common shares valued at $278,000, therefore holding 100% of CLPS Hong Kong and CLPS Shenzhen’s equity interest accordingly. On December 3, 2019, the Company issued 100,000 common shares with $0.0001 par value per share to noncontrolling shareholder. The carrying amount of the noncontrolling interests was $(130,992). The transaction was accounted for as an equity transaction and the difference of $131,002 between the purchase consideration and the carrying value of the noncontrolling interest of CLPS Hong Kong and CLPS Shenzhen was recorded in the additional paid-in capital on the consolidated balance sheets.
Purchase Consideration			$ 621,619
Common shares (in Shares)			62,622
Common shares value			$ 185,069			$ 2,029	$ 1,593
Market price per share (in Dollars per share)		$ 3.41